Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Liabilities-Fair Value of Foreign Currency Contracts Outstanding

The fair value of foreign currency contracts (Note 13) outstanding, as shown on the face of the balance sheets included in other current assets and Accrued expenses and other current liabilities, respectively, is presented below:

	December 31, 2014		December 31, 2015
	Notional U.S. dollar equivalent	Fair Value	Notional U.S. dollar equivalent	Fair Value
Assets –
Foreign currency contracts	$27,778	$697	$75,815	$405

Liabilities –
Foreign currency contracts	$4,287	$42	$1,767	$39

Assets-Fair Value of Foreign Currency Contracts Outstanding

The fair value of foreign currency contracts (Note 13) outstanding, as shown on the face of the balance sheets included in other current assets and Accrued expenses and other current liabilities, respectively, is presented below:

	December 31, 2014		December 31, 2015
	Notional U.S. dollar equivalent	Fair Value	Notional U.S. dollar equivalent	Fair Value
Assets –
Foreign currency contracts	$27,778	$697	$75,815	$405

Liabilities –
Foreign currency contracts	$4,287	$42	$1,767	$39